Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 1,085,227	$ 3,184,693	$ 4,892,914	$ (3,758)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(128,157)	(3,850,424)	(4,420,646)
Interest earned on investments held in Trust Account	(2,389,034)	(249,501)	(2,537,410)
Deferred tax benefit	(107,031)		119,625
Offering costs allocated to warrants		27,670	27,670
Changes in operating assets and liabilities:
Prepaid expenses	69,883	(352,699)	(214,808)
Accrued expenses	161,401	84,318	323,733	1,637
Accounts payable	(55,964)	39,833	58,629
Income taxes payable	97,988	31,408	371,372
Net cash used in operating activities	(1,265,687)	(1,084,702)	(1,378,921)	(2,121)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(105,000)	(175,950,000)	(175,950,000)
Cash withdrawn from Trust Account in connection with redemptions	165,137,380
Cash withdrawn from Trust Account to pay taxes	1,344,476
Net cash provided by (used in) investing activities	166,376,856	(175,950,000)	(175,950,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor				25,000
Proceeds from sale of Units, net of underwriting discounts paid		170,085,000	170,085,000
Proceeds from sale of private placement warrants		8,037,500	8,037,500
Proceeds from promissory note – related party	50,000			129,000
Repayment of promissory note – related party		(127,385)	(127,385)	(1,615)
Payment of offering costs		(234,263)	(234,263)	(130,722)
Payments for redemption of common stock	(165,137,380)
Net cash (used in) provided by financing activities	(165,087,380)	177,760,852	177,760,852	21,663
Net Change in Cash	23,789	726,150	431,931	19,542
Cash – Beginning of period	451,473	19,542	19,542
Cash – End of period	475,262	745,692	451,473	19,542
Non-Cash investing and financing activities:
Remeasurement of carrying value to redemption value	1,943,677	18,325,151	20,053,421
Deferred underwriters discount payable		6,900,000	6,900,000
Initial classification of warrant liability		5,084,187	5,084,187
Initial classification of common stock subject to redemption		$ 176,066,456	177,794,726
Deferred offering costs included in accrued expenses				$ 84,045